Redeemable Non-controlling Interests (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Redeemable Non-controlling Interests
Mezzanine adjustment recognized		$ 0
Compensation costs recognized	$ 79,383,000	88,336,000
Redeemable non-controlling interest increased		1,368,000
JM Tech
Redeemable Non-controlling Interests
Term for employment required by founders to be entitled to their proportionate share in existing and future retained earnings	2 years
Compensation costs recognized	$ 8,300,000	15,600,000
Redeemable non-controlling interest increased	$ 8,200,000	$ 14,200,000	$ 31,900,000
Amount of accumulated compensation costs reversed			36,200,000
Reduction in non-controlling interest			$ 4,300,000